Business Combinations and Disposals - Discontinued Operations Heineken (Details) $ in Millions, $ in Millions, € in Billions				12 Months Ended
	May 31, 2023 EUR (€)	Feb. 16, 2023 EUR (€)	Feb. 15, 2023	Dec. 31, 2023 USD ($)		Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from the sale of shares				$ 7,883	[1]	$ 133,222	$ 0	$ 0
Results for the period, net of tax				(24)	[2]	(406)	99	(10)
Net income from discontinued operations				$ 1,908	[2]	32,238	1,423	8,264
Heineken
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from sales of interests in associates | €	€ 3.3	€ 3.2
Economic ownership percentage			14.76%
Heineken | Sale of Investment
Disclosure of analysis of single amount of discontinued operations [line items]
Economic ownership percentage		8.13%
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Net income from discontinued operations						32,238	1,423	8,264
Discontinued operations | Heineken
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from the sale of shares						133,222
Cost of sale of shares						106,273
Gross profit						26,949
Expenses related to the sale						(430)
Foreign exchange loss of the equity method						(9,235)
Gain on the remeasurement of the value of derivative instruments						738
Employee benefits						(1,247)
Cancellation effects of hedge of foreign net investment (Note 19)						5,763
Profit (loss) from operating activities						(3,981)
Results for the period, net of tax						619
Foreign exchange of the period						(2,141)
Share of profit (loss) from equity method investments						(1,523)
Gain on sale of discontinued operations						26,820
Cancellation of deferred tax asset related to the investment						(4,134)
Tax paid on the sale of shares						(10,697)
Net income from discontinued operations						$ 33,003	$ 7,359	$ 10,775

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3